Employee Salaries and Benefit Expenses - Summary of Employee Salaries and Benefit Expenses (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Classes Of Employee Benefits Expense [Abstract]
Salaries, Bonuses and Other Short-Term Employee Benefits	$ 567	$ 580	$ 606
Post-Employment Benefits	29	30	27
Stock-Based Compensation Expense	67	9	(6)
Other Long-Term Incentive Benefits	31
Termination Benefits	6	63	19
Employee Salaries and Benefit Expenses	$ 700	$ 682	$ 646